PGIM Target Date 2065 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PGIM Target Date 2065 Fund | R6
Prospectus [Line Items]
Annual Return [Percent]	14.39%	18.53%	(15.25%)	20.17%	11.84%